Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2022
Public Utilities General Disclosures [Line Items]
Summary of Additional Significant Riders Associated with Virginia Power Projects

Significant riders associated with various Virginia Power projects are as follows:

Rider Name	Application Date	Approval Date	Rate Year Beginning	Total Revenue Requirement (millions)	Increase (Decrease) Over Previous Year (millions)
Rider B	June 2022	January 2023	April 2023	34	$18
Rider B	June 2022	January 2023	April 2024	34	—
Rider BW	October 2021	May 2022	September 2022	145	32
Rider BW	October 2021	May 2022	September 2023	120	(25)
Rider CCR	February 2022	October 2022	December 2022	231	15
Rider CE(1)	September 2021	March 2022	May 2022	71	61
Rider CE(2)	October 2022	Pending	May 2023	89	18
Rider E	January 2022	September 2022	November 2022	101	34
Rider E	January 2023	Pending	November 2023	109	8
Rider GT	August 2021	May 2022	June 2022	56	N/A
Rider GT	August 2022	Pending	June 2023	16	(40)
Rider GV	June 2021	December 2021	April 2023	127	(15)
Rider OSW	November 2021	August 2022(3)	September 2022	79	N/A
Rider OSW	November 2022	Pending	September 2023	271	192
Rider PPA	December 2022	Pending	September 2023	(22)	(17)
Rider R	June 2021	March 2022	April 2022	59	1
Rider R	June 2021	March 2022	April 2023	55	(4)
Rider RGGI(4)	December 2021	Withdrawn
Rider RGGI(5)	December 2022	Pending	September 2023	373	N/A
Rider RPS	December 2021	June 2022	September 2022	140	127
Rider RPS	December 2022	Pending	September 2023	111	(29)
Rider S	June 2021	February 2022	April 2023	191	(1)
Rider SNA(6)	October 2021	July 2022	September 2022	107	N/A
Rider SNA(6)	October 2022	Pending	September 2023	50	(57)
Rider T1(7)	May 2022	July 2022	September 2022	706	(168)
Rider U(8)	June 2021	March 2022	April 2022	95	15
Rider U(9)	June 2022	Pending	April 2023	74	(21)
Rider US-2	October 2021	June 2022	September 2022	11	2
Rider US-3	August 2021	March 2022	June 2022	50	12
Rider US-3	August 2022	Pending	June 2023	40	(10)
Rider US-4	August 2021	March 2022	June 2022	15	5
Rider US-4	August 2022	Pending	June 2023	17	2
Rider W	June 2022	Pending	April 2023	106	(15)
Rider W	June 2022	Pending	April 2024	109	3
DSM Riders(10)	December 2021	August 2022	September 2022	91	17
DSM Riders(11)	December 2022	Pending	September 2023	107	16
(1)
Associated with solar generation and energy storage projects approved in March 2022, solar generation projects approved in April 2021 and certain small-scale solar projects.
(2)
Associated with solar generation and energy storage projects requested for approval in October 2022 and certain small-scale solar projects in addition to previously approved Rider CE projects.
(3)
In August 2022, Virginia Power filed a petition for limited reconsideration relating to a performance standard for operation of the CVOW Commercial Project included in the Virginia Commission’s August order. The Virginia Commission granted reconsideration and suspended in part the August order pending its reconsideration with Rider OSW approved on an interim basis. In December 2022, the Virginia Commission issued an order reinstating its August 2022 order granting approval of Rider OSW.
(4)
In January 2022, Virginia Power filed a motion to withdraw its application as a result of the announcement by the Governor of Virginia that he intends to withdraw Virginia from RGGI. The Virginia Commission granted Virginia Power’s motion in April 2022. In May 2022, Virginia Power filed a petition with the Virginia Commission requesting a suspension of Rider RGGI approved in August 2021. Virginia Power also requested that RGGI compliance costs incurred and unrecovered through July 2022 be recovered through existing base rates in effect during the period incurred. The Virginia Commission approved the request in June 2022. In the second quarter of 2022, Virginia Power recorded a charge of $180 million ($134 million after-tax) in impairment of assets and other charges (reflected in the Corporate and Other segment) for the amount deemed recovered through base rates through June 30, 2022, including the impact of certain non-jurisdictional customers which follow Virginia Power’s jurisdictional rate methodology. Virginia Power recorded $33 million ($25 million after-tax) in depreciation and amortization in the third quarter of 2022.
(5)
In December 2022, Virginia Power filed a petition to update and reinstate Rider RGGI to recover RGGI compliance costs incurred after July 2022 and those projected to occur through December 2023, with rate recovery from September 2023 through August 2024. For purposes of this proceeding, Virginia Power has assumed that Virginia will withdraw from RGGI on December 31, 2023, and accordingly did not project any RGGI compliance costs to be incurred after that date.
(6)
Virginia Power also requested approval of cost recovery of approximately $1.2 billion through Rider SNA for the first phase of nuclear life extension program which includes investments through 2024. In April 2022, Virginia Power, the Virginia Commission staff and certain interested parties filed a proposed stipulation recommending that costs incurred after February 2022 associated with the first phase of the nuclear life extension program for North Anna be deferred and requested for recovery in a subsequent Rider SNA filing.
(7)
Consists of $482 million for the transmission component of Virginia Power’s base rates and $224 million for Rider T1.
(8)
Consists of $60 million for previously approved phases and $35 million for phase six costs for Rider U.
(9)
As amended in June 2022, application consists of $74 million for previously approved phases of Rider U.
(10)
Associated with an additional nine new energy efficiency programs with a $140 million cost cap, with the ability to exceed the cost cap by no more than 15%.
(11)
Associated with an additional four new energy efficiency programs, one new demand response program and four new program bundles with a $150 million cost cap, with the ability to exceed the cost cap by no more than 15%.

Summary of Significant Virginia Power Electric Transmission Projects Applied

Electric Transmission Projects

Significant Virginia Power electric transmission projects approved or applied for are as follows:

Description and Location of Project	Application Date	Approval Date	Type of Line	Miles of Lines	Cost Estimate (millions)
Elmont-Ladysmith rebuild and related projects in the Counties of Hanover and Caroline, Virginia	April 2021	April 2022	500 kV	26	$95
Rebuild transmission lines and related projects in the City of Staunton and County of Augusta, Virginia	November 2021	August 2022	230 kV	21	45
Build new Dulles Towne Center substation and line loop in the County of Loudoun, Virginia	December 2021	July 2022	230 kV	1	105
Build new Aviator substation and line loop in the County of Loudoun, Virginia	February 2022	November 2022	230 kV	1	80
Nimbus line loop and substation and new 230 kV line in the County of Loudon, Virginia	February 2022	October 2022	230 kV	1	40
Partial rebuild of Bristers-Ox 115 kV line in Fauquier and Prince William Counties, Virginia	August 2022	Pending	115 kV	15	40
Construct new switching station, substations, transmission lines and related projects in Lunenberg and Mecklenburg Counties, Virginia	October 2022	Pending	230 kV	18	230
Construct new switching station, substation, transmission lines and related projects in Charlotte, Halifax and Mecklenburg Counties, Virginia	October 2022	Pending	230kV	26	215
Construct new Mars and Wishing Star substations, transmission lines and related projects in Loudoun County, Virginia	October 2022	Pending	500/230 kV	4	720
Construct new Altair switching station, transmission lines and related projects in Loudoun County, Virginia	November 2022	Pending	230 kV	2	50
Construct new Cirrus and Keyser switching stations, transmission lines and related projects in Culpeper, Virginia	November 2022	Pending	230 kV	5	65